Summary of Significant Accounting Policies - Summary of basic and diluted net loss per ordinary share (Detail) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
Basic net income (loss) per ordinary share
Allocation of net income (loss)	$ 1,865,962	$ (210,458)	$ (36,187)	$ 1,604,372
Weighted average shares outstanding, Basic	23,560,000	23,560,000	1,817,901	23,560,000
Basic net income (loss) per ordinary share	$ 0.08	$ (0.01)	$ (0.02)	$ 0.07
Earnings Per Share, Diluted [Abstract]
Weighted average shares outstanding, Diluted	23,560,000	23,560,000	1,817,901	23,560,000
Diluted net income (loss) per ordinary share	$ 0.08	$ (0.01)	$ (0.02)	$ 0.07
Common Class B [Member]
Basic net income (loss) per ordinary share
Allocation of net income (loss)	$ 455,402	$ (51,364)	$ (104,013)	$ 391,560
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,057,870	5,750,000
Basic net income (loss) per ordinary share	$ 0.08	$ (0.01)	$ (0.02)	$ 0.07
Earnings Per Share, Diluted [Abstract]
Weighted average shares outstanding, Diluted	5,750,000	5,750,000	5,057,870	5,750,000
Diluted net income (loss) per ordinary share	$ 0.08	$ (0.01)	$ (0.02)	$ 0.07